Restricted Cash	12 Months Ended
Dec. 31, 2023
Restricted Cash [Abstract]
Restricted cash
5.	Restricted cash

	As of December 31,
	2022		2023
Restricted time deposits	NT$	124,683	NT$	92,115

The amount as of December 31, 2022 and 2023 represented time deposits placed in Chuang Hwa Bank and First Commercial Bank as collateral for obtaining short-term loans from these banks. (Note 10). The maturity date of the restricted time deposit with an interest rate of 5.2% is February 11, 2024.